Schedule I Condensed Parent Company Debt Disclosures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended							12 Months Ended						12 Months Ended		12 Months Ended
	Aug. 29, 2013	Aug. 30, 2012	Sep. 01, 2011	Aug. 29, 2013 Capital Lease Obligations [Member]	Jul. 31, 2013 Capital Lease Obligations [Member]	Aug. 30, 2012 Capital Lease Obligations [Member]	Aug. 29, 2013 Capital Lease Obligations [Member] Sales-leaseback transactions [Member]	Aug. 30, 2012 Capital Lease Obligations [Member] Sales-leaseback transactions [Member]	Aug. 29, 2013 Notes Payable, Other Payables [Member]	Aug. 30, 2012 Notes Payable, Other Payables [Member]	Aug. 29, 2013 Notes Payable, Other Payables [Member] Intel Senior Note [Member]	Apr. 06, 2012 Notes Payable, Other Payables [Member] Intel Senior Note [Member]	Aug. 29, 2013 Loans Payable [Member]	Aug. 29, 2013 Parent Company [Member]	Aug. 30, 2012 Parent Company [Member]	Sep. 01, 2011 Parent Company [Member]	Aug. 29, 2013 Parent Company [Member] Equipment [Member] Assets Held under Capital Leases [Member]	Aug. 30, 2012 Parent Company [Member] Equipment [Member] Assets Held under Capital Leases [Member]	Aug. 29, 2013 Parent Company [Member] Payment Guarantee of Subsidiary Debt [Member]	Aug. 29, 2013 Parent Company [Member] Capital Lease Obligations [Member]	Aug. 30, 2012 Parent Company [Member] Capital Lease Obligations [Member]	Aug. 29, 2013 Parent Company [Member] Capital Lease Obligations [Member] Sales-leaseback transactions [Member]	Aug. 30, 2012 Parent Company [Member] Capital Lease Obligations [Member] Sales-leaseback transactions [Member]	Aug. 29, 2013 Parent Company [Member] Notes Payable, Other Payables [Member] Intel Senior Note [Member]	Aug. 30, 2012 Parent Company [Member] Notes Payable, Other Payables [Member] Intel Senior Note [Member]	Aug. 29, 2013 Parent Company [Member] Loans Payable [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 6,037	$ 3,262		$ 1,252		$ 883			$ 635	$ 58	$ 25	$ 65	$ 4,785	$ 3,084	$ 2,935					$ 553	$ 556			$ 25	$ 58	$ 2,531
Less current portion	(1,585)	(224)												(646)	(154)
Long-term debt	4,452	3,038												2,438	2,781
Other notes payable of Micron's subsidiaries and capital lease obligations	1,863
Maximum exposure from guarantees to subsidiaries																			701
Leases, Capital [Abstract]
Weighted Average Remaining Term (in years)				4 years 0 months																2 years 11 months
Debt Instrument, Interest Rate, Effective Percentage				4.10%	3.20%	4.90%														4.70%	4.80%
Proceeds from equipment sale-leaseback transactions	126	609	268				126	609						126	439	202						126	439
Long-term Debt, Gross, current period additions							126	609														126	439
Imputed interest rate of sale leaseback additions (in hundredths)							4.30%	4.20%														4.30%	4.10%
Due date							Jul. 31, 2017	Aug. 31, 2016														Jul. 31, 2017	Aug. 31, 2016
Property, plant and equipment, net	7,626	7,103	7,555											1,613	1,876		458	491
Long-term Debt of Registrant, Maturities, Repayments of Principal, Fiscal Year Maturity [Abstract]
2014																				181						510
2015																				180						0
2016																				200						0
2017																				30						175
2018																				3						645
2019 and thereafter																				8						1,645
Discounts and Interest, repectively				(114)									(773)							(49)						(444)
Long-term Debt, Gross	$ 6,037	$ 3,262		$ 1,252		$ 883			$ 635	$ 58	$ 25	$ 65	$ 4,785	$ 3,084	$ 2,935					$ 553	$ 556			$ 25	$ 58	$ 2,531